INCOME TAXES	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]

9.          INCOME TAXES

The income taxes recognized in loss and comprehensive loss are as follows:

	2021	2020
Current tax expense	$384	$-

The provision for income taxes reported differs from the amounts computed by applying statutory tax rates to the loss before tax due to the following:

	2021	2020
Loss for the year before income taxes	$(22,380)	$(59,932)
Statutory tax rate	27%	27%

Recovery of income taxes computed at statutory rates	(6,043)	(16,182)
Share based payments	921	734
Mexican inflationary adjustments	1,642	47
Differing effective tax rate on loss in foreign jurisdiction	(955)	(1,594)
Impact of share issuance costs	(1,794)	(404)
Unrecognized deferred tax assets	1,600	17,010
Impact of foreign exchange and other	5,013	389
Total income tax expense (recovery)	$384	$-

The approximate tax effect of each item that gives rise to the Company's recognized deferred tax assets and liabilities as at December 31, 2021 and 2020 is as follows:

	2021	2020
Deferred income tax assets
Exploration and evaluation assets	$34	$-
Non-capital losses	40	-
Financing fees	858	229
	932	229

Deferred income tax liabilities
Mineral property, plant, and equipment	(496)	(90)
Debt	(436)	(139)
	(932)	(229)
Net deferred income tax liability	$-	$-
The Company has the following deductible temporary differences for which no deferred tax assets have been recognized:
	2021	2020
Non-capital losses	$18,786	$12,207
Mineral property, plant and equipment	15,638	22,085
Financing fees	2,585	1,377
Other	1,384	1,124
Unrecognized deferred tax assets	(38,393)	(36,793)
Total	$-	$-

At December 31, 2021, the Company had non-capital loss carry forwards of approximately $618 (2020 - $3,920), which expire in 2040, available to offset future taxable income in Canada. The Company also had non-capital loss carry forwards of approximately $62,173 (2020 - $37,165), which expire between 2027 and 2031, available to offset future taxable income in Mexico.